Commitments and Contingencies (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)
Commitments and Contingencies (Details)
Obligation in accounts payable and liabilities | $	$ 37,984	$ 37,984
Lease for office space under an operating lease | ft²	2,500
Operating lease expired date	Oct. 31, 2024